Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 JPY (¥)	Jun. 30, 2021 item subsidiary segment	Dec. 31, 2020 JPY (¥) segment subsidiary	Dec. 31, 2020 item $ / shares	Dec. 31, 2019 item
Product Information
Number of subsidiaries | subsidiary		5	4
Number of lines of business | segment		2	2
Number of salons		313		290	283
Number of salons temporarily closed		36
Number of VIE where the Company is the primary beneficiary		0		0	0
Aggregate net proceeds | ¥	¥ 765,867
Maximum
Product Information
Number of salons with shortened duration		28
IPO | American Depository Shares
Product Information
Share price | $ / shares				$ 15.00
Aggregate net proceeds | ¥			¥ 765,867
Underwriters commission | ¥			69,653
Tax effected associated with offering costs | ¥			¥ 123,325
Directly-operated salons
Product Information
Number of salons		188		150	107
Franchise fees
Product Information
Number of salons		125		140	176